Supplemental Cash Flow Statement Information/Other Financial Statement Information (Details 1) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016
Supplemental Cash Flow Information:
Cash paid for interest			$ 640	$ 363
Cash paid for taxes			5	11
Non-cash Investing and Financing Activities
Noncash preferred stock dividends		$ 113	246	463
Issuance of notes in exchange for accounts payable				288
Issuance of stock upon conversion of preferred stock		240	2,246	307
Issuance of warrants with term loan extensions	$ 266		2,218	361
Issuance of stock in exchange for accounts payable				$ 86